Goodwill and other intangible assets - Schedule of reconciliation of changes in intangible assets and goodwill (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		$ 22,576
Ending balance		22,576	$ 22,576
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		10,026
Ending balance		15,443	10,026
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals related to the transfer of conventional assets			(314,383)
Cost [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		22,576	28,288
Disposals	[1]		(170)
Disposals related to the transfer of conventional assets	[2]		(5,542)
Ending balance		22,576	22,576
Cost [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		24,396	18,246
Additions		11,328	7,293
Disposals related to the transfer of conventional assets	[2]		(1,143)
Ending balance		35,724	24,396
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals related to the transfer of conventional assets			193,854
Accumulated amortization [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		0	0
Ending balance			0
Accumulated amortization [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(14,370)	(11,454)
Disposal of Mexico's exploration assets	[2]		1,143
Amortization charge		(5,911)	(4,059)
Ending balance		$ (20,281)	$ (14,370)

[1]	Related to the farmout agreement I and II mentioned in Note 29.2.1.1 and 29.2.1.2.
[2]	See Note 3.2.7.